Offerings	Oct. 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value, to be sold by the Registrant
Maximum Aggregate Offering Price	$ 575,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79.41
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, an indeterminable number of additional securities are also being registered to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Includes up to 300,000 additional Ordinary Shares that the underwriters have the option to purchase from the Registrant, if any.

Includes the aggregate offering price of additional Ordinary Shares that the underwriters have the option to purchase from the Registrant, if any.

The registration fee for securities is based on an estimate of the offering price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value, to be sold by the Registrant
Maximum Aggregate Offering Price	$ 8,625,000.00
Amount of Registration Fee	$ 1,191.11
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes the Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.

Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representatives warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value, underlying Representatives warrants
Maximum Aggregate Offering Price	$ 480,000.00
Amount of Registration Fee	$ 66.29
Offering Note	Represents Ordinary Shares underlying warrants issuable to the Representative to purchase a number of Ordinary Shares equal to 5% of the total number of Ordinary Shares sold in this offering, at an exercise price equal to 120% of the public offering price of the Ordinary Shares sold in this offering.